15. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
15. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES

See Note 12 for discussion of notes payable issued to the Company’s former CEO and President during the quarter ended March 31, 2007.   Other than the note payable, related interest and payroll related accruals, all amounts are recorded in the related party accounts payable balance.  As of the filing date, Mr. Erickson beneficially owns 5,256,473 shares of common stock.

Mr. Sparks is owed $721,333 of accrued salary.  Additionally, interest of $53,950, not including penalty interest, is owed Mr. Sparks for the notes payable described in Note 11 to these Notes to Financial Statements.  Mr. Sparks is also owed $6,315 for cash amounts advanced by him to Visualant to fund operating expenses since his employment and $5,136 for medical expenses.

The Company accrued $195,000 for fees due two directors for their services on closing the SPP transactions. The Company paid $60,000 on June 25, 2012 and $135,000 on July 25, 2012.

See Note 12 for discussion of notes payable issued to the Company’s former CEO and President during the quarter ended March 31, 2007.   Other than the note payable, related interest and payroll related accrued expenses, all amounts are recorded in the related party accounts payable balance.  As of the filing date, Mr. Erickson beneficially owns 5,206,473 shares of common stock.

Mr. Sparks is owed $721,333 of accrued salary plus $57,998 which has been accrued to pay applicable payroll taxes, FUTA, etc.  Additionally, interest of $45,743 is owed Mr. Sparks for the notes payable described in Note 11 to these Notes to Financial Statements.  Mr. Sparks is also owed $6,315 for cash amounts advanced by him to Visualant to fund operating expenses since his employment and $5,136 for medical expenses.